Results of Operations from Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	$ 6,689	$ 7,397	$ 6,711
Production costs	(1,438)	(2,134)	(2,248)
Exploration expenses	(435)	(549)	(480)
Depreciation, depletion, amortisation and valuation provision	(1,641)	(3,968)	(3,497)
Production taxes	(223)	(172)	(162)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	2,952	574	324
Accretion expense	(127)	(141)	(102)
Income taxes	(990)	(1,265)	(117)
Royalty-related taxes	(164)	(103)	(104)
Results of oil and gas producing activities	1,671	(935)	1
Australia [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	3,404	3,229	2,876
Production costs	(752)	(701)	(533)
Exploration expenses	(44)	(25)	(32)
Depreciation, depletion, amortisation and valuation provision	(917)	(1,045)	(814)
Production taxes	(198)	(171)	(158)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	1,493	1,287	1,339
Accretion expense	(80)	(81)	(56)
Income taxes	(530)	(418)	(361)
Royalty-related taxes	(164)	(103)	(104)
Results of oil and gas producing activities	719	685	818
United States [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	2,675	3,747	3,479
Production costs	(568)	(1,312)	(1,515)
Exploration expenses	(162)	(270)	(242)
Depreciation, depletion, amortisation and valuation provision	(621)	(2,842)	(2,592)
Production taxes			(4)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	1,324	(677)	(874)
Accretion expense	(34)	(46)	(32)
Income taxes	(193)	(723)	386
Results of oil and gas producing activities	1,097	(1,446)	(520)
Other countries [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	610	421	356
Production costs	(118)	(121)	(200)
Exploration expenses	(229)	(254)	(206)
Depreciation, depletion, amortisation and valuation provision	(103)	(81)	(91)
Production taxes	(25)	(1)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	135	(36)	(141)
Accretion expense	(13)	(14)	(14)
Income taxes	(267)	(124)	(142)
Results of oil and gas producing activities	$ (145)	$ (174)	$ (297)